Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Inventories (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Line Items]
Finished goods	€ 16,372	€ 15,245
Work in progress	10,564	9,402
Raw materials	45,271	53,010
Total	72,207	77,657
Write-downs inventories	(16,525)	(13,991)
Finished Goods [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	(1,080)	(181)
Work in Progress [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	(794)	(808)
Raw Materials [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	€ (14,651)	€ (13,003)